Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2013 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2013 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Fair value/ Carrying Amount of Assets (Liability)	$ (1,954)	$ (21,552)	$ 120		$ (4,716)		$ (7,328)		$ (9,628)
Principal Amount	$ 1,882,231		$ 34,721	211,500	$ 101,351	600,000	$ 89,710	500,000	$ 143,536	800,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%	4.00%	4.00%	4.75%	4.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%	4.80%	4.80%	5.93%	5.93%
Remaining Term (years)			4 months 24 days	4 months 24 days	3 years 7 months 6 days	3 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days